Supplemental Oil and Natural Gas Data (Unaudited) (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Reserve Quantities [Line Items]
Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development
Costs incurred in oil and natural gas property acquisition, exploration and development, whether capitalized or expensed, are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Property acquisition costs: (1)
Proved	$2,531,419	$1,328,328	$1,290,826
Unproved	181,124	188,409	65,604
Exploration costs	452	80	74
Development costs	1,062,043	639,395	244,834
Asset retirement costs	4,675	2,427	748
Total costs incurred	$3,779,713	$2,158,639	$1,602,086

(1)	See Note 2 for details about the Company’s acquisitions.

Capitalized Costs Related to Oil, Natural Gas and NGL Production Activities
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	March 31, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,464,014	$8,603,888
Development	2,707,884	2,553,127
Unproved properties	374,202	454,315
	11,546,100	11,611,330
Less accumulated depletion and amortization	(2,174,273)	(2,025,656)
	$9,371,827	$9,585,674

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	June 30, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,466,258	$8,603,888
Development	3,015,279	2,553,127
Unproved properties	384,552	454,315
	11,866,089	11,611,330
Less accumulated depletion and amortization	(2,358,158)	(2,025,656)
	$9,507,931	$9,585,674

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	December 31,
	2012	2011
	(in thousands)
Proved properties:
Leasehold acquisition	$8,603,888	$6,040,239
Development	2,553,127	1,484,486
Unproved properties	454,315	310,925
	11,611,330	7,835,650
Less accumulated depletion and amortization	(2,025,656)	(1,033,617)
	$9,585,674	$6,802,033

Results of Operations for Oil and Gas Producing Activities
The results of operations for oil, natural gas and NGL producing activities (excluding corporate overhead and interest costs) are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquid sales	$1,601,180	$1,162,037	$690,054
Gains on oil and natural gas derivatives	124,762	449,940	75,211
	1,725,942	1,611,977	765,265
Production costs:
Lease operating expenses	317,699	232,619	158,382
Transportation expenses	77,322	28,358	19,594
Severance and ad valorem taxes	130,805	78,458	45,114
	525,826	339,435	223,090
Other costs:
Exploration costs	1,915	2,390	5,168
Depletion and amortization	579,382	320,096	226,552
Impairment of long-lived assets	422,499	—	38,600
Gains on sale of assets and other, net	(1,369)	(1,001)	—
Texas margin tax (benefit) expense	(787)	1,599	657
	1,001,640	323,084	270,977
Results of operations	$198,476	$949,458	$271,198

Estimated Quantities of Oil, Natural Gas and NGL Reserves
An analysis of the change in estimated quantities of oil, natural gas and NGL reserves, all of which are located within the U.S., is shown below:

	Year Ended December 31, 2012
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	1,675	189.0	93.5	3,370
Revisions of previous estimates	(559)	(26.5)	(14.1)	(803)
Purchase of minerals in place	1,176	23.1	75.3	1,766
Extensions, discoveries and other additions	407	16.6	33.7	709
Production	(128)	(10.7)	(9.0)	(246)
End of year	2,571	191.5	179.4	4,796
Proved developed reserves:
Beginning of year	998	124.8	47.8	2,034
End of year	1,661	131.4	113.0	3,127
Proved undeveloped reserves:
Beginning of year	677	64.2	45.7	1,336
End of year	910	60.1	66.4	1,669

	Year Ended December 31, 2011
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	1,233	156.4	70.9	2,597
Revisions of previous estimates	(71)	(9.2)	0.9	(121)
Purchase of minerals in place	337	39.3	1.0	579
Extensions, discoveries and other additions	240	10.3	24.6	450
Production	(64)	(7.8)	(3.9)	(135)
End of year	1,675	189.0	93.5	3,370
Proved developed reserves:
Beginning of year	805	103.0	39.9	1,662
End of year	998	124.8	47.8	2,034
Proved undeveloped reserves:
Beginning of year	428	53.4	31.0	935
End of year	677	64.2	45.7	1,336

	Year Ended December 31, 2010
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	774	102.1	54.2	1,712
Revisions of previous estimates	22	3.9	5.2	77
Purchase of minerals in place	369	49.1	1.2	671
Extensions, discoveries and other additions	118	6.1	13.3	234
Production	(50)	(4.8)	(3.0)	(97)
End of year	1,233	156.4	70.9	2,597
Proved developed reserves:
Beginning of year	549	77.9	33.9	1,220
End of year	805	103.0	39.9	1,662
Proved undeveloped reserves:
Beginning of year	225	24.2	20.3	492
End of year	428	53.4	31.0	935
The tables above include changes in estimated quantities of oil and NGL reserves shown in Mcf equivalents at a rate of one barrel per six Mcf.

Standardized Measure of Discounted Future Net Cash Flows and Changes Therein Relating to Proved Reserves
Information with respect to the standardized measure of discounted future net cash flows relating to proved reserves is summarized below. Future cash inflows are computed by applying applicable prices relating to the Company’s proved reserves to the year-end quantities of those reserves. Future production, development, site restoration and abandonment costs are derived based on current costs assuming continuation of existing economic conditions. There are no future income tax expenses because the Company is not subject to federal income taxes. Limited liability companies are subject to Texas margin tax. Limited liabilities companies were also subject to state income taxes in the state of Michigan during 2011 and 2010; however, these amounts are not material. See Note 14 for additional information about income taxes.

	December 31,
	2012	2011	2010
	(in thousands)

Future estimated revenues	$30,374,380	$29,319,369	$20,160,275
Future estimated production costs	(11,460,854)	(9,464,319)	(6,825,147)
Future estimated development costs	(3,574,058)	(2,848,497)	(1,733,929)
Future net cash flows	15,339,468	17,006,553	11,601,199
10% annual discount for estimated timing of cash flows	(9,266,487)	(10,391,693)	(7,377,667)
Standardized measure of discounted future net cash flows	$6,072,981	$6,614,860	$4,223,532

Representative NYMEX prices: (1)
Natural gas (MMBtu)	$2.76	$4.12	$4.38
Oil (Bbl)	$94.64	$95.84	$79.29

(1)
In accordance with SEC regulations, reserves at December 31, 2012, December 31, 2011, and December 31, 2010, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The price used to estimate reserves is held constant over the life of the reserves.

Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow
The following summarizes the principal sources of change in the standardized measure of discounted future net cash flows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Sales and transfers of oil, natural gas and NGL produced during the period	$(1,075,354)	$(822,602)	$(466,964)
Changes in estimated future development costs	289,762	27,236	(56,001)
Net change in sales and transfer prices and production costs related to future production	(1,463,820)	784,308	886,438
Purchase of minerals in place	2,153,651	1,452,169	1,277,134
Extensions, discoveries, and improved recovery	413,702	552,704	329,642
Previously estimated development costs incurred during the period	442,322	306,827	42,947
Net change due to revisions in quantity estimates	(1,595,302)	(292,343)	164,999
Accretion of discount	661,486	422,353	172,328
Changes in production rates and other	(368,326)	(39,324)	149,727
	$(541,879)	$2,391,328	$2,500,250